SHAREHOLDERS' EQUITY, PERMANENT EQUITY AND TEMPORARY EQUITY (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Nov. 13, 2020 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants expiration term	5 years	5 years
Warrants exercisable for cash	0	0
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for filling registration statement within number of days of business combination	60 days	60 days
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Closing price of share for threshold consecutive trading days	30 days	30 days
Fair value of Series H preferred stock (in dollars per share) | $ / shares	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value.	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Class of Stock [Line Items]
Redemption price per warrant | $ / shares	$ 0.01	$ 0.01
Closing price of share for threshold trading days	20 days	20 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Fair value of Series H preferred stock (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Class of Stock [Line Items]
Redemption price per warrant | $ / shares	0.10	0.10
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Fair value of Series H preferred stock (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting rights of common stock per share | Vote	1	1
Common stock, shares issued (in shares)	19,198,460	13,157,611
Common stock, shares outstanding (in shares)	19,198,460	13,157,611
Maximum shares subject to forfeiture (in shares)	61,301,540	67,342,389
Class A ordinary shares | Restricted stock units
Class of Stock [Line Items]
Number of shares authorized for issuance (in shares)			100,000
Class A ordinary shares | Over-allotment option
Class of Stock [Line Items]
Maximum shares subject to forfeiture (in shares)		67,342,389
Class B ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting rights of common stock per share | Vote		1
Common stock, shares issued (in shares)	20,125,000	20,125,000
Common stock, shares outstanding (in shares)	20,125,000	20,125,000
Ordinary shares issued and outstanding, percentage	20.00%	20.00%
Class B ordinary shares | Over-allotment option
Class of Stock [Line Items]
Maximum shares subject to forfeiture (in shares)	61,301,540	67,342,389